Derivative Instruments - Additional Information (Detail) $ in Thousands, NOK in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 NOK
Derivative [Line Items]
Restricted cash - current and - long-term	$ 111,500	$ 46,000
Unrealized gains (losses) on derivatives	22,876	34,079	$ (16,019)
Norwegian Kroner-denominated Bond due in 2017 [Member]
Derivative [Line Items]
Senior unsecured bonds issued | NOK				NOK 700
Norwegian Kroner-denominated Bond due in 2018 [Member]
Derivative [Line Items]
Senior unsecured bonds issued | NOK				900
Norwegian Kroner denominated bonds due May 2020 [Member]
Derivative [Line Items]
Senior unsecured bonds issued | NOK				NOK 1,000
Toledo Spirit time-charter derivative [Member]
Derivative [Line Items]
Derivative fair value, net	6,296	2,137
Interest Rate Swaps And Cross Currency Swaps Agreement [Member]
Derivative [Line Items]
Fair Value /Carrying Amount of Liability	209,200
Restricted cash - current and - long-term	44,800
Cross Currency Swap Agreements [Member]
Derivative [Line Items]
Unrealized gains (losses) on derivatives	(57,800)	(51,800)	(15,400)
Realized losses on derivatives	$ (7,600)	$ (2,200)	$ (300)